UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08897

Sparrow Funds

(Exact name of registrant as specified in charter)

8500 Maryland Avenue, Suite 743 St.Louis MO 63105

(Address of principal executive offices)(Zip code)

Mutual Shareholder Services, LLC.

8000 Town Centre Drive, Suite 400 Broadview Heights OH 44147

 (Name and address of agent for service)

Registrant's telephone number, including area code: (314) 725-6161

Date of fiscal year end: August 31

Date of reporting period: February 28, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL SHAREHOLDER REPORT

February 28, 2025 (Unaudited)

SPARROW GROWTH FUND – NO-LOAD CLASS

SGNFX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Sparrow Growth Fund – No-Load Class - SGNFX (the “Fund”) for the period September 1, 2024 to February 28, 2025.

You can find additional information about the Fund at www.sparrowcapital.com. You can also request this information by contacting us at 888-727-3301.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Sparrow Growth Fund – No-Load Class	$74	1.31%

*Annualized

Performance graph

AVERAGE ANNUAL RETURNS

	1 Year	5 Years	10 Years
Sparrow Growth Fund – No-Load Class	25.97%	16.76%	13.43%
S&P 500 Index	18.41%	16.83%	12.96%

Total Return Based on $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 888-727-3301.

Fund statistics

	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$65,253,809	105	0.35%	$301,091

SECTOR WEIGHTINGS

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

top ten holdings

1.	Meta Platforms, Inc. Class A	5.65%
2.	Walmart, Inc.	5.54%
3.	NVIDIA Corp.	5.50%
4.	Netflix, Inc.	5.34%
5.	Visa Inc. Class A	5.31%
6.	Alphabet, Inc. Class A	5.13%
7.	Amazon.com, Inc.	5.04%
8.	Mastercard, Inc. Class A	4.84%
9.	Apple, Inc.	4.76%
10.	Microsoft Corp.	4.60%
	Total % of Net Assets	51.71%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Sparrow Growth Fund documents not be householded, please contact Sparrow Funds at 888-727-3301, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Sparrow Funds or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.sparrowcapital.com or contact us at 888-727-3301.

SEMI-ANNUAL SHAREHOLDER REPORT

February 28, 2025 (Unaudited)

SPARROW GROWTH FUND – CLASS A

SGFFX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Sparrow Growth Fund – Class A - SGFFX (the “Fund”) for the period September 1, 2024 to February 28, 2025.

You can find additional information about the Fund at www.sparrowcapital.com. You can also request this information by contacting us at 888-727-3301.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Sparrow Growth Fund – Class A	$102	1.81%

*Annualized

Performance graph

AVERAGE ANNUAL RETURNS

	1 Year	5 Years	10 Years
Sparrow Growth Fund – Class A (with load)	18.09%	14.81%	12.34%
Sparrow Growth Fund – Class A (without load)	25.31%	16.17%	13.00%
S&P 500 Index	18.41%	16.83%	12.96%

Total Return Based on a $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 888-727-3301.

Fund statistics

	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$65,253,809	105	0.35%	$301,091

SECTOR WEIGHTINGS

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

top ten holdings

1.	Meta Platforms, Inc. Class A	5.65%
2.	Walmart, Inc.	5.54%
3.	NVIDIA Corp.	5.50%
4.	Netflix, Inc.	5.34%
5.	Visa Inc. Class A	5.31%
6.	Alphabet, Inc. Class A	5.13%
7.	Amazon.com, Inc.	5.04%
8.	Mastercard, Inc. Class A	4.84%
9.	Apple, Inc.	4.76%
10.	Microsoft Corp.	4.60%
	Total % of Net Assets	51.71%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Sparrow Growth Fund documents not be householded, please contact Sparrow Funds at 888-727-3301, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Sparrow Funds or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.sparrowcapital.com or contact us at 888-727-3301.

SEMI-ANNUAL SHAREHOLDER REPORT

February 28, 2025 (Unaudited)

SPARROW GROWTH FUND – CLASS C

SGFCX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Sparrow Growth Fund – Class C - SGFCX (the “Fund”) for the period September 1, 2024 to February 28, 2025.

You can find additional information about the Fund at www.sparrowcapital.com. You can also request this information by contacting us at 888-727-3301.

expense Information

What were the Fund costs for the past six month?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Sparrow Growth Fund – Class C	$130	2.31%

*Annualized

Performance graph

AVERAGE ANNUAL RETURNS

	1 Year	5 Years	10 Years
Sparrow Growth Fund – Class C	24.70%	15.56%	12.43%
S&P 500 Index	18.41%	16.83%	12.96%

Total Return Based on a $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 888-727-3301.

Fund statistics

	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$65,253,809	105	0.35%	$301,091

SECTOR WEIGHTINGS

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

top ten holdings

1.	Meta Platforms, Inc. Class A	5.65%
2.	Walmart, Inc.	5.54%
3.	NVIDIA Corp.	5.50%
4.	Netflix, Inc.	5.34%
5.	Visa Inc. Class A	5.31%
6.	Alphabet, Inc. Class A	5.13%
7.	Amazon.com, Inc.	5.04%
8.	Mastercard, Inc. Class A	4.84%
9.	Apple, Inc.	4.76%
10.	Microsoft Corp.	4.60%
	Total % of Net Assets	51.71%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Sparrow Growth Fund documents not be householded, please contact Sparrow Funds at 888-727-3301, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Sparrow Funds or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.sparrowcapital.com or contact us at 888-727-3301.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 4. Principal Accountant Fees and Services.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Not applicable – schedule filed with Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Companies.

Sparrow Growth Fund

Class A

(SGFFX)

Class C

(SGFCX)

No-Load Class

(SGNFX)

Semi-Annual Financial Statements

February 28, 2025

(Unaudited)

Fund Advisor:

Sparrow Capital Management, Inc.

8500 Maryland Avenue, Suite 743

St. Louis, Missouri 63105

Toll Free: (888) 727-3301

Local Phone: (314) 725-6161

SPARROW GROWTH FUND
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)

Shares	Value

COMMON STOCKS - 99.92%

Beverages - 0.80%
4,325	Coca-Cola Co.	$ 307,983
1,375	PepsiCo, Inc.	211,021
		519,004
Bottled & Canned Soft Drinks & Carbonated Waters - 0.63%
405	Celsius Holdings, Inc. *	10,404
7,330	Monster Beverage Corp. *	400,584
		410,988
Computer Communications Equipment - 0.24%
1,660	Arista Networks, Inc. *	154,463

Computer Peripheral Equipment - 0.76%
935	Fortinet, Inc. *	100,989
2,090	Palo Alto Networks, Inc. *	397,999
		498,988
Electronic Computers - 4.89%
12,850	Apple, Inc.	3,107,644
2,035	Super Micro Computer, Inc. *	84,371
		3,192,015
Finance Services - 4.70%
9,800	American Express Co.	2,949,408
550	Coinbase Global, Inc. Class A *	118,591
		3,067,999
Fire, Marine & Casualty Insurance - 6.89%
5,485	Berkshire Hathaway, Inc. Class B *	2,818,358
940	Chubb Ltd. (Switzerland)	268,351
1,030	CNA Financial Corp.	50,439
910	Hanover Insurance Group, Inc.	155,182
640	Hartford Financial Services Group, Inc.	75,699
255	Kinsale Capital Group, Inc.	110,122
5,110	Mercury General Corp.	275,582
615	Palomar Holdings, Inc. *	79,126
1,695	Progressive Corp.	477,990
400	RLI Corp.	30,436
1,040	Selective Insurance Group, Inc.	89,487
1,280	Skyward Specialty Insurance Group, Inc. *	66,586
		4,497,358
Food & Kindred Products - 0.11%
985	BellRing Brands, Inc. *	72,181

Hospital & Medical Service Plans - 1.13%
830	Cigna Corp.	256,345
65	Elevance Health, Inc.	25,797
960	United Health Group, Inc.	455,962
		738,104
Hotels & Motels - 0.43%
430	Hilton Worldwide Holdings, Inc.	$ 113,933
590	Marriott International, Inc. Class A	165,466

		279,399
Industrial Instruments for Measurement, Display, and Control - 0.06%
70	Roper Technologies, Inc.	40,915

Insurance Agents, Brokers & Service - 0.62%
140	Arthur J. Gallagher & Co.	47,284
695	Brown & Brown, Inc.	82,385
1,145	Marsh & McLennan Companies, Inc.	272,327
		401,996
Investment Advice - 0.07%
150	Morningstar, Inc.	47,058

Men's & Boy's Furnishgs, Work Clothg, & Allied Garments - 0.07%
220	Cintas Corp.	45,650

Motor Vehicles & Passenger Car Bodies - 0.54%
1,205	Tesla, Inc. *	353,041

National Commercial Banks - 1.30%
3,195	JPMorgan Chase & Co.	845,557

Perfumes, Cosmetics & Other Toilet Preparations - 0.03%
260	e.l.f. Beauty, Inc. *	18,265

Pharmaceutical Preparations - 4.32%
1,970	Eli Lilly & Co.	1,813,641
1,950	Vertex Pharmaceuticals, Inc. *	935,591
430	Zoetis, Inc. Class A	71,913
		2,821,145
Retail - Auto & Home Supply Stores - 0.85%
405	O'Reilly Automotive, Inc. *	556,324

Retail - Auto Dealers & Gasoline Stations - 0.43%
80	AutoZone, Inc. *	279,441

Retail - Building Materials, Hardware, Garden Supply - 0.41%
745	Sherwin Williams Co.	269,891

Retail - Catalog & Mail-Order Houses - 5.04%
15,480	Amazon.com, Inc. *	3,286,094

Retail - Eating Places - 0.57%
1,000	Chipotle Mexican Grill, Inc. *	$ 53,970
1,030	McDonalds Corp.	317,580
		371,550
Retail - Family Clothing Stores - 0.17%
880	TJX Companies, Inc.	109,789

Retail - Variety Stores - 7.37%
1,135	Costco Wholesale Corp.	1,190,172
36,690	Walmart, Inc.	3,618,001

		4,808,173
Search, Detection, Navigation, Guidance, Aeronautical Sys - 0.07%
1,090	Nextracker, Inc. Class A *	47,982

Security & Commodity Brokers, Dealers, Exchanges & Services - 0.61%
660	CME Group, Inc. Class A	167,488
995	Intercontinental Exchange, Inc.	172,364
165	LPL Financial Holdings, Inc.	61,337
		401,189
Security Brokers, Dealers & Flotation Companies - 0.48%
100	BlackRock, Inc.	97,778
530	Interactive Brokers Group, Inc. Class A	108,332
1,320	SEI Investments Co.	105,666
		311,776
Semiconductors & Related Devices - 7.69%
340	Advanced Micro Devices, Inc. *	33,952
7,000	Broadcom, Inc.	1,396,010
28,720	NVIDIA Corp.	3,587,702
		5,017,664
Services - Business Services - 11.84%
90	Fair Isaac Corp. *	169,771
1,080	Fiserv, Inc. *	254,545
795	Fleetcor Technologies, Inc. *	291,805
5,485	Mastercard, Inc. Class A	3,161,060
235	MSCI, Inc. Class A	138,770
3,235	Uber Technologies, Inc. *	245,892
9,550	Visa, Inc. Class A	3,463,881
		7,725,724
Services - Computer Integrated Systems Design - 0.35%
1,260	GoDaddy, Inc. Class A *	226,170

Services - Computer Processing & Data Preparation - 0.55%
525	Reddit, Inc. Class A *	84,935
1,030	Workday, Inc. Class A *	271,240
		356,175
Services - Computer Programming, Data Processing, Etc. - 12.18%
19,645	Alphabet, Inc. Class A	$ 3,345,151
1,955	AppLovin Corp. Class A *	636,822
485	FactSet Research Systems, Inc.	223,944
5,515	Meta Platforms, Inc. Class A	3,685,123
830	Trade Desk, Inc. Class A *	58,366
		7,949,406
Services - Consumer Credit Reporting, Collection Agencies - 2.57%
1,155	Moody's Corp.	582,051
2,055	S&P Global, Inc.	1,096,836
		1,678,887
Services - Engineering, Accounting, Research, Management - 0.06%
275	Paychex, Inc.	41,709

Services - Management Consulting Services - 0.04%

230	Booz Allen Hamilton Holding Corp.	24,394

Services - Misc Health & Allied Services - 0.03%
2,535	Viemed Heathcare, Inc. (Canada) *	19,874

Services - Prepackaged Software - 13.23%
830	Adobe, Inc. *	364,005
1,025	AppFolio, Inc. Class A *	219,863
600	Block, Inc. Class A *	39,180
260	Cadence Design Systems, Inc. *	65,130
1,130	CrowdStrike Holdings, Inc. Class A *	440,316
1,005	Datadog, Inc. Class A *	117,133
360	Intuit, Inc.	220,982
365	Manhattan Associates, Inc. *	64,561
7,555	Microsoft Corp.	2,999,259
6,825	Oracle Corp.	1,133,360
2,420	Palantir Technologies, Inc. Class A *	205,506
1,665	Paycom Software, Inc.	365,418
240	PTC, Inc. *	39,271
3,465	Salesforce, Inc.	1,032,050
1,305	ServiceNow, Inc. *	1,213,337
145	Synopsys, Inc. *	66,306
220	Veeva Systems, Inc. Class A *	49,311
		8,634,988
Services - To Dwellings & Other Buildings - 0.34%
1,605	Airbnb, Inc. Class A *	222,886

Services - Video Tape Rental - 5.34%
3,550	Netflix, Inc. *	3,480,988

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 0.83%
495	Ecolab, Inc.	$ 133,160
2,355	Procter & Gamble Co.	409,393
		542,553
Surgical & Medical Instruments & Apparatus - 0.18%
345	DexCom, Inc. *	30,488
230	Stryker Corp.	88,824
		119,312
Transportation Services - 1.10%
143	Booking Holdings, Inc.	717,289

TOTAL FOR COMMON STOCKS (Cost $37,590,840) - 99.92%		65,204,354

MONEY MARKET FUND - 0.05%
31,311	Goldman Sachs GS Financial Square Treasury Instruments - Institutional Class - 4.22% **	31,311
TOTAL FOR MONEY MARKET FUND (Cost $31,311) - 0.05%		31,311

TOTAL INVESTMENTS (Cost $37,622,151) - 99.97%		65,235,665

OTHER ASSETS LESS LIABILITIES - 0.03%		18,144

NET ASSETS - 100.00%	$ 65,253,809

* Non-income producing securities during the period.
** Variable rate security; the money market rate shown represents the seven day yield on February 28, 2025.
The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
February 28, 2025 (Unaudited)

Assets:
Investments in Securities, at Fair Value (Cost $37,622,151)	$65,235,665
Cash	13,404
Receivables:
Dividends	22,903
Subscriptions Receivable	45,862
Prepaid Expenses	22,920
Total Assets	65,340,754
Liabilities:
Payables:
Advisory Fees	51,112
Administrative Fees	585
Compliance Fees	518
Trustee Fees	460
Shareholder Redemptions	257
Other Accrued Expenses	34,013
Total Liabilities	86,945
Net Assets	$65,253,809

Net Assets Consist of:
Paid In Capital	$38,878,829
Distributable Earnings	26,374,980
Net Assets	$65,253,809

Class A:
Net Assets	$21,812,326
Shares outstanding (unlimited number of shares authorized with no par value)	454,584
Net Asset Value	$ 47.98
Maximum Offering Price Per Share ($47.98/ 94.25%) (Note 2)	$ 50.91
Short-term Redemption Price Per Share ($47.98 x 99.00%) *	$ 47.50

Class C:
Net Assets	$ 3,312,171
Shares outstanding (unlimited number of shares authorized with no par value)	77,366
Net Asset Value, Redemption Price and Offering Price Per Share	$ 42.81

No Load Class:
Net Assets	$40,129,312
Shares outstanding (unlimited number of shares authorized with no par value)	844,180
Net Asset Value, Redemption Price and Offering Price Per Share	$ 47.54

* The Fund charges a 1.00% contingent deferred sales charge ("CDSC") on certain Class A shares redeemed within 18 months of purchase if the shares were purchased without an initial sales charge because they were purchases of $1 million or more or purchases by qualified retirement plans with at least 200 eligible employees. See Note 2 for further analysis.

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND
STATEMENT OF OPERATIONS
For the Six Months Ended February 28, 2025 (Unaudited)

Investment Income:
Dividends	$ 183,774
Total Investment Income	183,774

Expenses:
Advisory Fees (Note 4)	301,091
Distribution and/or Service (12b-1) Fees (Class A - $51,094;
Class C - $17,210) (Note 4)	68,304
Transfer Agent Fees	4,599
Legal Fees	8,746
Accounting Fees	20,194
Administrative Fees	3,018
Audit Fees	8,306
Compliance Fees	3,018
Insurance Fees	501
Custody Fees	13,876
Miscellaneous Fees	7,014
Registration Fees	18,536
Trustee Fees	2,011
Printing and Mailing Fees	2,695
Total Expenses	461,909

Net Investment Loss	(278,135)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Loss on Investments	(85,600)
Net Change in Unrealized Appreciation on Investments	7,380,229
Net Realized and Unrealized Gain on Investments	7,294,629

Net Increase in Net Assets Resulting from Operations	$ 7,016,494

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	2/28/2025	8/31/2024
Increase in Net Assets From Operations:
Net Investment Loss	$ (278,135)	$ (409,538)
Net Realized Loss on Investments	(85,600)	(121,559)
Net Change in Unrealized Appreciation on Investments	7,380,229	12,658,942
Net Increase in Net Assets Resulting from Operations	7,016,494	12,127,845

Distributions to Shareholders from:
Class A	-	-
Class C	-	-
No Load Class	-	-
Change in Net Assets from Distributions	-	-

Capital Share Transactions:
Proceeds from Sale of Shares
Class A	1,579,376	1,002,723
Class C	2,048	468,606
No Load Class	4,783,007	3,318,202
Reinvestment of Shares
Class A	-	-
Class C	-	-
No Load Class	-	-
Cost of Shares Redeemed
Class A	(1,004,172)	(1,126,010)
Class C	(492,531)	(494,510)
No Load Class	(1,458,748)	(2,703,299)
Net Increase from Shareholder Activity	3,408,980	465,712

Net Assets:
Net Increase in Net Assets	10,425,474	12,593,557
Beginning of Year/Period	54,828,335	42,234,778
End of Year/Period	$ 65,253,809	$ 54,828,335

Share Transactions:
Shares Sold
Class A	32,976	26,253
Class C	52	15,120
No Load Class	102,873	91,624

Reinvestment of Shares
Class A	-	-
Class C	-	-
No Load Class	-	-
Shares Redeemed
Class A	(21,426)	(31,036)
Class C	(11,568)	(14,800)
No Load Class	(31,843)	(75,414)
Net Increase in Shares	71,064	11,747

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND - CLASS A
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each year/period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	2/28/2025		8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020

Net Asset Value, at Beginning of Year/Period	$ 42.62		$ 33.21	$ 34.59	$ 51.83	$ 41.23	$ 26.18

Income (Loss) From Investment Operations:
Net Investment Loss (a)	(0.27)		(0.42)	(0.19)	(0.43)	(0.87)	(0.57)
Net Gain (Loss) on Investments (Realized and Unrealized)	5.63		9.83	4.36	(16.81)	11.81	15.97
Total from Investment Operations	5.36		9.41	4.17	(17.24)	10.94	15.40

Distributions:
Realized Gains	-		-	(5.55)	-	(0.34)	(0.35)
Total from Distributions	-		-	(5.55)	-	(0.34)	(0.35)

Net Asset Value, at End of Year/Period	$ 47.98		$ 42.62	$ 33.21	$ 34.59	$ 51.83	$ 41.23

Total Return (b)	12.58%	(e)	28.33%	14.00%	(33.26)%	26.53%	59.58%

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 21,812		$ 18,880	$ 14,872	$ 13,312	$ 22,671	$ 16,622

Ratio of Expenses to Average Net Assets	1.81%	(d)	1.85%	1.94%	1.90%	1.81%	2.02%
Ratio of Net Investment Loss to Average Net Assets	(1.20)%	(d)	(1.13)%	(0.59)%	(1.02)%	(1.73)%	(1.99)%

Portfolio Turnover (c)	0.35%	(e)	20.81%	55.79%	192.58%	44.86%	13.14%

(a) Per share net investment loss has been determined on the basis of average shares outstanding during the period.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return does not reflect load.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes.
(d) Annualized.
(e) Not annualized.
The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND - CLASS C
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each year/period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	2/28/2025		8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020

Net Asset Value, at Beginning of Year/Period	$ 38.12		$ 29.85	$ 31.79	$ 47.86	$ 38.29	$ 24.50

Income (Loss) From Investment Operations:
Net Investment Loss (a)	(0.35)		(0.54)	(0.32)	(0.61)	(1.03)	(0.67)
Net Gain (Loss) on Investments (Realized and Unrealized)	5.04		8.81	3.93	(15.46)	10.94	14.81
Total from Investment Operations	4.69		8.27	3.61	(16.07)	9.91	14.14

Distributions:
Realized Gains	-		-	(5.55)	-	(0.34)	(0.35)
Total from Distributions	-		-	(5.55)	-	(0.34)	(0.35)

Net Asset Value, at End of Year/Period	$ 42.81		$ 38.12	$ 29.85	$ 31.79	$ 47.86	$ 38.29

Total Return (b)	12.30%	(e)	27.71%	13.39%	(33.58)%	25.87%	58.51%

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 3,312		$ 3,388	$ 2,644	$ 2,625	$ 6,122	$ 5,301

Ratio of Expenses to Average Net Assets	2.31%	(d)	2.35%	2.44%	2.39%	2.31%	2.51%
Ratio of Net Investment Loss to Average Net Assets	(1.70)%	(d)	(1.63)%	(1.09)%	(1.57)%	(2.24)%	(2.48)%

Portfolio Turnover (c)	0.35%	(e)	20.81%	55.79%	192.58%	44.86%	13.14%

(a) Per share net investment loss has been determined on the basis of average shares outstanding during the period.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the
Fund assuming reinvestment of dividends.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes.
(d) Annualized.
(e) Not annualized.
The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND - NO LOAD CLASS
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each year/period.

(Unaudited)
Six Months
	Ended	Years Ended
	2/28/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020

Net Asset Value, at Beginning of Year/Period	$ 42.11	$ 32.66	$ 33.96	$ 50.62	$ 40.08	$ 25.35

Income (Loss) From Investment Operations:
Net Investment Loss (a)	(0.16)		(0.23)	(0.03)	(0.23)	(0.60)	(0.43)
Net Gain (Loss) on Investments (Realized and Unrealized)	5.59		9.68	4.28	(16.43)	11.48	15.51
Total from Investment Operations	5.43		9.45	4.25	(16.66)	10.88	15.08

Distributions:
Realized Gains	-		-	(5.55)	-	(0.34)	(0.35)
Total from Distributions	-		-	(5.55)	-	(0.34)	(0.35)

Net Asset Value, at End of Year/Period	$ 47.54		$ 42.11	$ 32.66	$ 33.96	$ 50.62	$ 40.08

Total Return (b)	12.89%	(e)	28.93%	14.55%	(32.91)%	27.14%	60.27%

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 40,129		$ 32,560	$ 24,719	$ 20,008	$ 48,818	$ 22,345

Ratio of Expenses to Average Net Assets	1.31%	(d)	1.35%	1.44%	1.39%	1.30%	1.57%
Ratio of Net Investment Loss to Average Net Assets	(0.70)%	(d)	(0.63)%	(0.09)%	(0.56)%	(1.23)%	(1.54)%

Portfolio Turnover (c)	0.35%	(e)	20.81%	55.79%	192.58%	44.86%	13.14%

(a) Per share net investment loss has been determined on the basis of average shares outstanding during the period.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes.
(d) Annualized.
(e) Not annualized.
The accompanying notes are an integral part of these financial statements.

Sparrow Growth Fund

Notes to Financial Statements

February 28, 2025 (Unaudited)

NOTE 1. ORGANIZATION

The Sparrow Growth Fund (the “Fund”) was organized as a series of the Sparrow Funds (the “Trust”) on July 14, 1998, and commenced operations on October 4, 1998. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated July 14, 1998 (the “Trust Agreement”). The Fund is diversified. The Fund’s investment objective is to provide long-term capital appreciation. The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Board has authorized three classes of shares: Class A shares, Class C shares, and No Load Class shares. Each class is subject to different expenses and a different sales charge structure. The investment advisor to the Fund is Sparrow Capital Management, Inc. (the “Advisor”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies” including Accounting Standards Update 2013-08.

Security Valuations - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes - The Fund complies with requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and distributes substantially all of its net investment income and net realized gains as dividends to its shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. As of and during the six months ended February 28, 2025, management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2022-2024), or expected to be taken in the Fund’s 2025 tax returns. The Fund identifies its major tax jurisdictions as U.S. federal and certain state tax authorities. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. As of and during the six months ended February 28, 2025, the Fund did not incur any interest or penalties.

Security Transactions and Related Income - The Fund records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions - The Fund typically distributes to its shareholders as dividends substantially all of its net investment income and capital gains at least annually. These distributions, which are recorded on the ex-dividend date, are automatically reinvested in the Fund unless a shareholder requests cash distributions on the shareholder’s application or through a written request. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes.

Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Sales Charges - With respect to Class A shares, there is a 5.75% maximum initial sales charge, except on purchases of $1 million or more, or on purchases by qualified retirement plans with at least 200 eligible employees. However, shares that are exempt from the initial sales charge will be subject to a contingent deferred sales charge (“CDSC”) of 1%, based on the lower of the shares’ cost or current net asset value (“NAV”), if the shares are redeemed within eighteen months of purchase. Purchasers of Class A shares may be entitled to sales charge reductions as described in the “Sales Charge Reduction and Waivers” section of the Prospectus. With respect to Class C and No Load Class shares, there is no initial sales charge or CDSC. There were no sales charges for Class A shares during the six months ended February 28, 2025.

Allocation of Income and Expenses, Realized and Unrealized Capital Gains and Losses – Income, realized and unrealized gains and losses on investments, and Fund-wide expenses are allocated on a daily basis to each class of shares based upon their relative net assets. Class-specific expenses are charged directly to the respective share class.

Indemnifications - In the normal course of business, the Fund enters into contracts that contain general indemnification to other parties. The Fund’s maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund expects the risk of loss to be remote.

NOTE 3. SECURITIES VALUATIONS

All investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements - A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks) - Equity securities are generally valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. Generally, if the security is traded in an active market and is valued at the last sale price in an active market or the market close, the security is categorized as Level 1 within the fair value hierarchy. When the security position is not considered to be part of an active market, or when the security is valued at the bid price, the position is generally categorized as Level 2 in the fair value hierarchy. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at fair value as determined by the Advisor in good faith, in accordance with guidelines adopted by and subject to review of the Board and are categorized as Level 3 within the fair value hierarchy. Manually priced securities held by the Fund (if any) are reviewed by the Board on a quarterly basis.

Money market mutual funds (if any) are generally priced at the ending NAV provided by the service agent of the fund. These securities are categorized as Level 1 within the fair value hierarchy.

The following table summarizes the Fund’s investments by inputs used to value the assets as of February 28, 2025:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 65,204,354	$ -	$ -	$ 65,204,354
Money Market Fund	31,311	-	-	31,311
Total	$ 65,235,665	$ -	$ -	$ 65,235,665

The Fund did not hold any Level 2 or Level 3 assets during the six months ended February 28, 2025. For more detail on the Fund’s investments in common stocks please refer to the Schedule of Investments. The Fund did not hold any derivative instruments at any time during the six months ended February 28, 2025.

NOTE 4. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to the terms of the management agreement between the Advisor and the Trust with respect to the Fund, the Advisor manages the Fund’s investments. The Fund pays the Advisor a management fee, calculated daily and paid monthly, at the annual rate of 1.00% of the Fund’s average daily net assets. The Fund pays all of its operating expenses. For the six months ended February 28, 2025, the Advisor earned fees of $301,091 from the Fund. As of February 28, 2025, the Fund owed $51,112 to the Advisor. The President of the Advisor is also a Trustee of the Trust.

Foreside Financial Services, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. The Fund has adopted Distribution and Shareholder Servicing Plans (the “Plans”), with respect to Class A shares and Class C shares, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.

Under the Class A Plan, the Fund pays an annual fee of up to 0.50% of the average daily net assets of the Fund invested in Class A shares to help defray the cost of distributing shares. The 12b-1 fees are used by the distributor to compensate qualifying financial institutions (such as banks, brokers-dealers and other industry professionals) who sell shares and provide distribution-related and other services to the Fund's shareholders to the extent these institutions are allowed to do so by applicable statutes, rules or regulations. The Fund may also pay no more than 0.25% of this amount directly to the Advisor, to be used by the Advisor to compensate any entity, including registered broker-dealers, custodians, investment advisers, financial planners, 401(k) administrators, etc., that perform certain administrative or other servicing functions for the Class A shareholders. During the six months ended February 28, 2025, there were no amounts retained by the Advisor.

Under the Class C Plan, the Fund pays an annual fee of up to 1.00% of the average daily net assets of the Fund invested in Class C shares to help defray the cost of distributing shares. The 12b-1 fees are used by the distributor to compensate qualifying financial institutions (such as banks, brokers-dealers and other industry professionals) who sell shares and provide distribution-related and other services to the Fund's shareholders to the extent these institutions are allowed to do so by applicable statutes, rules or regulations. The Fund may also pay no more than 0.25% of this amount directly to the Advisor, to be used by the Advisor to compensate any entity, including registered broker-dealers, custodians, investment advisers, financial planners, 401(k) administrators, etc., that perform certain administrative or other servicing functions for the Class C shareholders. During the six months ended February 28, 2025, there were no amounts retained by the Advisor.

The Plans, other than Distributor Fees in Class A, are compensation plans, which means that the full 12b-1 fee payable under the respective Plan is paid to the Advisor and Distributor irrespective of actual 12b-1 fees incurred. For the six months ended February 28, 2025, Class A incurred 12b-1 expenses of $51,094, and Class C incurred 12b-1 expenses of $17,210. At February 28, 2025, the Fund owed $11,444 in 12b-1 expenses.

The Trust, on behalf of the Fund, entered into Administration and Compliance Agreements with Empirical Administration, LLC (“Empirical”), which provides administration and compliance services to the Fund. Brandon M. Pokersnik is the owner/president of Empirical, and also an employee of Mutual Shareholder Services, which provides transfer agency and fund accounting services to the Fund. Mr. Pokersnik serves as the Chief Compliance Officer of the Trust. For the services Empirical provides under the Administration and Compliance Agreements, Empirical receives a monthly fee of $1,000 from the Fund. For the six months ended February 28, 2025, Empirical earned $6,036 for these services, included in the Administrative Fees and Compliance Fees on the Statement of Operations. As of February 28, 2025, the Fund owed Empirical $1,103.

NOTE 5. SEGMENT REPORTING

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the investment manager to make investment decisions, and the results of the operations, as shown in the statements of operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the notes to the financial statements and resources are not allocated to the Fund based on performance measurements. Due to the significance of oversight and its role, the Advisor is deemed to be the Chief Operating Decision Maker.

NOTE 6. INVESTMENT TRANSACTIONS

For the six months ended February 28, 2025, purchases and sales of investment securities, other than short-term investments, were as follows:

Purchases

Investment Securities $ 3,333,949

Sales

Investment Securities $ 208,306

NOTE 7. TAX MATTERS

As of August 31, 2024, the aggregate cost of securities for federal income tax purposes was $34,618,541.

As of August 31, 2024, the net unrealized appreciation of investments for tax purposes was as follows:

Gross Appreciation $ 20,680,243

Gross (Depreciation) (474,851)

Net Appreciation on Investments $ 20,205,392

For the six months ended February 28, 2025 and the year ended August 31, 2024, there were no distributions paid.

As of August 31, 2024, the components of distributable earnings on a tax basis were as follows:

Late-year ordinary loss	$ (318,367)
Capital loss carryforward – short term	(193,644)
Accumulated undistributed capital gain	-
Unrealized appreciation	20,205,392
$ 19,693,381

The difference between book basis and tax basis unrealized appreciation (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales. Permanent book and tax differences, primarily attributable to net operating losses, resulted in reclassification for the Fund for the fiscal year ended August 31, 2024 as follows:

Paid-in Capital	Total Distributable Earnings/(Deficit)
$ (193,243)	$ 193,243

Under current tax law, certain capital losses realized after October 31, and certain ordinary losses realized after December 31 but before the end of the fiscal year (“Post-October Losses” and “Late Year Losses”, respectively) may be deferred and treated as occurring on the first business day of the following fiscal year. The Fund elected to defer for the year ended August 31, 2024, Late Year ordinary losses in the amount of $318,367. These losses are deemed to arise on the first day of the following fiscal year for tax purposes.

As of August 31, 2024, the Fund had $193,644 in short-term capital loss carryforwards that do not expire for federal income tax purposes. The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders and may be carried forward indefinitely retaining their character as short-term and/or long-term.

NOTE 8. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

NOTE 9. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of February 28, 2025, Charles Schwab & Co., Inc. held in omnibus accounts for the benefit of others, approximately 32.99% of the voting securities of the Fund and may be deemed to control the Fund. However, the above ownership does not constitute control with respect to the Securities and Exchange Commission’s (“SEC's”) auditor independence rules as they are not beneficial owners with significant influence over the Fund.

NOTE 10. MARKET RISK

Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Fund and its investments and could result in increased liquidity risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

Sparrow Growth Fund

Additional Information

February 28, 2025 (Unaudited)

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-888-727-3301 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. The information is included as part of the material filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable – applies to closed-end funds only.

Item 13. Portfolio Managers of Closed-End Management Investment Companies. Not applicable – applies to closed-end funds only.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affliliated Purchasers. Not applicable – applies to closed-end funds only.

Item 15. Submission of Matters to a Vote of Security Holders. Not applicable – the registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)        The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) EX-99.CODE ETH. Filed herewith.

(a)(2) EX-99.CERT. Filed herewith.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b)       EX-99.906CERT. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sparrow Funds

By /s/ Gerald Sparrow

*Gerald Sparrow

President

Date: May 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gerald Sparrow

*Gerald Sparrow

President and Treasurer

Date: May 7, 2025

* Print the name and title of each signing officer under his or her signature.